Material accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Material Accounting Policies
Schedule of plant and equipment estimated useful lives
Computer equipment	55% declining balance
Furniture and equipment	20% declining balance
IPP facility	20-25 years, straight-line